Group income statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
Revenue and other operating income	$ 47,299	$ 48,538	$ 96,179	$ 104,720
Share of profit (loss) of joint ventures accounted for using equity method	250	360	428	555
Share of profit (loss) of associates accounted for using equity method	266	231	564	404
Interest And Other Income1	414	378	795	626
Gain On Disposals, Property, Plant And Equipment And Disposal Of Investments In Subsidiaries, Joint Ventures And Associates	21	(28)	245	125
Revenue	48,250	49,479	98,211	106,430
Cost of inventories recognised as expense during period	28,891	29,172	56,538	58,294
Production And Manufacturing Expenses, Excluding Taxes	6,692	6,231	13,539	13,213
Tax expense other than income tax expense	484	404	928	878
Depreciation, depletion and amortization	4,098	3,923	8,248	7,723
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss	1,309	1,269	2,046	1,357
Expense arising from exploration for and evaluation of mineral resources	179	293	426	399
Distribution and administrative expense	4,167	3,834	8,389	7,581
Profit (loss) from operating activities	2,430	4,353	8,097	16,985
Finance costs	1,216	920	2,291	1,763
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(40)	(61)	(81)	(119)
Profit (loss) before tax	1,254	3,494	5,887	15,341
Tax expense (income)	1,184	1,541	3,408	4,966
Profit (loss)	70	1,953	2,479	10,375
Attributable to
Profit (loss), attributable to owners of parent	(129)	1,792	2,134	10,010
Profit (loss), attributable to non-controlling interests	$ 199	$ 161	$ 345	$ 365
Ordinary shares [member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	$ (0.0078)	$ 0.1022	$ 0.1285	$ 0.5653
Diluted earnings (loss) per share	(0.0078)	0.1001	0.1254	0.5540
ADS [Member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share	(0.05)	0.61	0.77	3.39
Diluted earnings (loss) per share	$ (0.05)	$ 0.60	$ 0.75	$ 3.32